WARRANTS - Financing Arrangement (Details) - Warrants issued as part of convertible debt - CAD ($) $ / shares in Units, $ in Thousands	Sep. 05, 2022	Dec. 31, 2025
WARRANTS
Number of warrants	979,048
Exercise price of warrants (in dollars per share)	$ 9.28	$ 9.28
Number of common share exercisable by each warrant	1
Warrant expiration time period	5 years
Allocation to warrants	$ 0